Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of ROU Assets and Related Lease Liabilities

The following represents the aggregate ROU assets and related lease liabilities as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Operating lease ROU assets	60,850	33,589
Current operating lease liabilities	30,054	15,308
Non-current operating lease liabilities	27,918	15,463
Total operating lease liabilities	57,972	30,771

The weighted average lease term and discount rate as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Weighted average lease term:
Operating leases	2.09 years	2.66 years
Weighted average discount rate:
Operating leases	2.98%	2.88%

The components of lease expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
		RMB	RMB
Operating lease expense	66,782	58,192	16,223
Short term lease expense	4,697	4,253	7,283
Total	71,479	62,445	23,506

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities at December 31, 2025:

Minimum Lease Payment
RMB
Years ending December 31:
2026	16,099
2027	8,876
2028	4,790
2029	2,368
Total remaining undiscounted lease payments	32,133
Less: Interest	1,362
Total present value of lease liabilities	30,771
Less: Current operating lease liabilities	15,308
Non-current operating lease liabilities	15,463